UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period:  July 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND - EMLP

PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS -- 75.0%
              ELECTRIC UTILITIES -- 22.3%
     243,468  Duke Energy Corp.                    $  17,286,228
     168,788  Emera, Inc. (CAD)                        5,370,453
     261,533  Exelon Corp.                             8,000,294
     129,221  Fortis, Inc. (CAD)                       4,062,454
      81,087  ITC Holdings Corp.                       7,441,354
     202,467  NextEra Energy, Inc.                    17,535,667
     294,915  Northeast Utilities                     13,097,175
      27,653  NRG Yield, Inc., Class A                   788,110
     464,692  Southern (The) Co.                      20,836,789
                                                   -------------
                                                      94,418,524
                                                   -------------
              GAS UTILITIES -- 6.7%
      82,847  Atmos Energy Corp.                       3,665,151
      89,896  Laclede Group (The), Inc.                4,122,631
     291,446  Questar Corp.                            6,953,902
     320,883  UGI Corp.                               13,473,877
                                                   -------------
                                                      28,215,561
                                                   -------------
              MULTI-UTILITIES -- 11.9%
      70,845  ATCO Ltd., Class I  (CAD)                3,210,822
      89,162  Canadian Utilities Ltd., Class A
                 (CAD)                                 3,320,462
     260,185  Dominion Resources, Inc.                15,431,572
     178,902  National Grid PLC, ADR                  10,660,770
     218,592  NiSource, Inc.                           6,715,146
      26,026  Sempra Energy                            2,280,658
     201,085  Wisconsin Energy Corp.                   8,743,176
                                                   -------------
                                                      50,362,606
                                                   -------------
              OIL, GAS & CONSUMABLE FUELS -- 34.1%
   1,044,819  Enbridge Energy Management,
                 LLC (a)                              32,922,247
     363,420  Enbridge Income Fund Holdings,
                 Inc. (CAD)                            8,686,555
     190,401  Enbridge, Inc.                           8,463,324
      74,042  Keyera Corp. (CAD)                       4,142,200
     391,546  Kinder Morgan Management,
                 LLC (a)                              31,707,363
     442,747  Kinder Morgan, Inc.                     16,718,127
     162,577  Pembina Pipeline Corp. (CAD)             5,092,106
     297,261  Spectra Energy Corp.                    10,698,423
     286,873  TransCanada Corp.                       13,115,834
     377,924  Williams (The) Cos., Inc.               12,913,663
                                                   -------------
                                                     144,459,842
                                                   -------------
              TOTAL COMMON STOCKS -- 75.0%           317,456,533
              (Cost $303,553,918)                  -------------


UNITS         DESCRIPTION                                 VALUE
--------------------------------------------------------------------------------

              MASTER LIMITED PARTNERSHIPS --
                  24.1%
              GAS UTILITIES -- 2.5%
     132,333  AmeriGas Partners, L.P.              $   6,022,475
      88,620  Suburban Propane Partners, L.P.          4,349,469
                                                   -------------
                                                      10,371,944
                                                   -------------
              OIL, GAS & CONSUMABLE FUELS -- 21.6%
      23,012  Access Midstream Partners, L.P.          1,080,874
      33,204  Alliance Holdings GP, L.P.               2,110,114
     115,776  Alliance Resource Partners, L.P.         8,859,180
     135,764  El Paso Pipeline Partners, L.P.          5,642,352
      71,672  Energy Transfer Equity, L.P.             4,783,389
     124,033  Energy Transfer Partners, L.P.           6,457,158
     104,070  Enterprise Products Partners, L.P.       6,455,462
      26,601  EQT Midstream Partners, L.P.             1,257,429
     108,815  Holly Energy Partners, L.P.              4,139,323
      79,287  Magellan Midstream Partners, L.P.        4,335,413
      55,797  MPLX, L.P.                               1,994,743
      73,609  Natural Resource Partners, L.P.          1,589,218
      71,989  NGL Energy Partners, L.P.                2,066,084
     122,602  ONOEOK Partners, L.P.                    6,240,442
      15,664  Phillips 66 Partners, L.P. (b)             507,044
      96,895  Plains All American Pipeline, L.P.       5,158,690
     128,186  Spectra Energy Partners, L.P.            5,664,539
     134,006  TC Pipelines, L.P.                       6,890,589
     244,030  Teekay LNG Partners, L.P.               10,127,245
     147,167  TransMontaigne Partners, L.P.            6,188,372
                                                   -------------
                                                      91,547,660
                                                   -------------

              TOTAL MASTER LIMITED
                  PARTNERSHIPS -- 24.1%              101,919,604
              (Cost $92,337,723)                   -------------

              TOTAL INVESTMENTS -- 99.1%             419,376,137
              (Cost $395,891,641) (c)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.9%                     3,847,930
                                                   -------------
              NET ASSETS -- 100.0%                 $ 423,224,067
                                                   =============


                See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND - EMLP

JULY 31, 2013 (UNAUDITED)



(a)   Non-income producing security which pays in-kind distributions.
(b)   Non-income producing security.
(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,315,654 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,831,158.

ADR   American Depositary Receipt
CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
-----------------------------------------------------------------
Common Stocks*        $317,456,533     $     --      $     --
Master Limited
    Partnerships*      101,919,604           --            --
                      ------------------------------------------
Total Investments     $419,376,137     $     --      $     --
                      ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.


Page 2              See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND - EMLP
                           JULY 31, 2013 (UNAUDITED)



                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker EMLP on the NYSE Arca, Inc. ("NYSE Arca").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. The Fund's securities will be valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1)  the type of security;
    2)  the size of the holding;
    3)  the initial cost of the security;

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND - EMLP
                           JULY 31, 2013 (UNAUDITED)



    4)  transactions in comparable securities;
    5)  price quotes from dealers and/or pricing services;
    6)  relationships among various securities;
    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
    8)  an analysis of the issuer's financial statements; and
    9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

    1)  the value of similar foreign securities traded on other foreign markets;
    2)  ADR trading of similar securities;
    3)  closed-end fund trading of similar securities;
    4)  foreign currency exchange activity;
    5) the trading prices of financial products that are tied to baskets of foreign securities;
    6)  factors relating to the event that precipitated the pricing problem;
    7)  whether the event is likely to recur; and
    8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND - EMLP
                           JULY 31, 2013 (UNAUDITED)



C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS -- 79.4%
                AEROSPACE & DEFENSE -- 2.6%
$    236,735    Beechcraft Holdings LLC, Senior Secured Term Loan ......    5.75%        02/14/20    $     238,510
     350,000    DynCorp International, Inc., Term Loan .................    6.25%        07/07/16          353,790
     249,373    Sequa Corp., Initial Term Loan .........................    5.25%        06/19/17          252,491
                                                                                                     -------------
                                                                                                           844,791
                                                                                                     -------------

                AGRICULTURAL PRODUCTS -- 1.7%
     300,000    Allflex Holdings III, Inc., Initial Term Loan, First
                   Lien ................................................    4.25%        06/01/20          301,626
     249,375    Pinnacle Operating Corp., Refinancing Term Loan B,
                   First Lien ..........................................    4.75%        11/15/18          250,156
                                                                                                     -------------
                                                                                                           551,782
                                                                                                     -------------

                APPAREL RETAIL -- 0.9%
     300,000    Collective Brands Inc., Initial Term Loan ..............    7.25%        10/09/19          304,251
                                                                                                     -------------

                APPLICATION SOFTWARE -- 0.8%
     226,883    Infor (U.S.), Inc., Term Loan B2 .......................    5.25%        04/05/18          229,719
      50,000    Triple Point Group Holdings Inc., Term Loan, First Lien     5.25%        07/10/20           49,000
                                                                                                     -------------
                                                                                                           278,719
                                                                                                     -------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.8%
     250,000    Nuveen Investments, Inc., Term Loan B, First Lien ......    4.19%        05/13/17          249,895
                                                                                                     -------------

                AUTOMOBILE MANUFACTURERS -- 1.6%
     498,728    Chrysler Group LLC, Senior Secured Term Loan B .........    4.25%        05/24/17          506,204
                                                                                                     -------------

                BIOTECHNOLOGY -- 0.8%
     249,178    Grifols Inc., U.S. Term Loan B .........................    4.25%        06/01/17          251,448
                                                                                                     --------------

                BROADCASTING -- 7.0%
      88,617    Clear Channel Communications, Term Loan B ..............    3.85%        01/29/16           82,719
     261,383    Clear Channel Communications, Term Loan D ..............    6.94%        01/30/19          241,322
     400,000    Entravision Communications Corp., Term Loan B (c) ......    0.75%(d)     05/29/20          396,500
     249,372    FoxCo Acquisition Sub LLC, Initial Term Loan ...........    5.50%        07/14/17          251,632
     250,000    Hubbard Radio LLC, Term Loan 1 .........................    4.50%        04/29/19          250,470
     500,000    Media General, Inc., Delayed Draw Term Loan B (c) ......    0.00%(d)     07/31/20          500,000
     498,750    Univision Communications Inc., 2013 Converted Extended
                   Term Loan, First Lien ...............................    4.50%        03/02/20          500,620
                                                                                                     -------------
                                                                                                         2,223,263
                                                                                                     -------------

                CASINOS & GAMING -- 2.9%
     500,000    Caesars Entertainment Operating Co., Term Loan B6 ......    5.44%          01/28/18        442,750


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                CASINOS & GAMING - (CONTINUED)
$    500,000    Scientific Games International, Inc., Term Loan B ......    4.25%        05/22/20    $     498,440
                                                                                                     -------------
                                                                                                           941,190
                                                                                                     -------------

                COAL & CONSUMABLE FUELS -- 0.8%
     249,371    Arch Coal Inc., Term Loan ..............................    5.75%        05/16/18          247,346
                                                                                                     -------------

                COMMERCIAL PRINTING -- 0.9%
     299,248    Southern Graphics, Inc., Term Loan .....................    5.00%        10/17/19          300,370
                                                                                                     -------------

                COMMUNICATIONS EQUIPMENT -- 1.6%
     250,000    Alcatel-Lucent USA, Inc., Asset Sale Loan ..............    6.25%        08/01/16          252,812
     249,373    Alcatel-Lucent USA, Inc., U.S. Term Loan ...............    7.25%        01/30/19          254,486
                                                                                                     -------------
                                                                                                           507,298
                                                                                                     -------------

                CONSTRUCTION & ENGINEERING -- 0.3%
     100,000    USIC Holdings Inc., Term Loan, First Lien ..............    4.75%        07/10/20          100,500
                                                                                                     -------------

                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.8%
     250,000    Navistar, Inc., Term Loan ..............................    5.75%        08/17/17          254,582
                                                                                                     -------------

                CONSUMER FINANCE -- 3.9%
     299,248    AltiSource Solutions S.a.r.l, Term Loan B ..............    5.75%        11/27/19          301,492
     250,000    Home Loan Servicing Solutions Ltd., Term Loan ..........    4.50%        06/29/20          251,875
     300,000    Ocwen Loan Servicing LLC , Initial Term Loan ...........    5.00%        02/15/18          303,375
     405,513    Walter Investment Management Corp., Term Loan B ........    5.75%        11/28/17          407,946
                                                                                                     -------------
                                                                                                         1,264,688
                                                                                                     -------------

                DISTRIBUTORS -- 1.2%
     398,997    WESCO Distribution, Inc., Term Loan B1 .................    4.50%        12/12/19          400,745
                                                                                                     -------------

                DIVERSIFIED CHEMICALS -- 1.4%
     206,245    Ineos U.S. Finance LLC, Dollar Term Loan ...............    4.00%        05/04/18          205,729
     249,362    Univar Inc., Term Loan B ...............................    5.00%        06/30/17          246,334
                                                                                                     -------------
                                                                                                           452,063
                                                                                                     -------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
      24,578    iStar Financial, Inc., 2012 Term Loan A1 ...............    5.25%        03/21/16           24,602
                                                                                                     -------------

                ELECTRIC UTILITIES -- 0.7%
     300,000    Texas Competitive Electric Holdings Company LLC,
                   Non-Extended Term Loan ..............................  3.69%-3.78%    10/10/14          212,850
                                                                                                     -------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.8%
     250,000    EnergySolutions LLC, Term Loan .........................    6.75%        08/15/16          252,187
                                                                                                     -------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                HEALTH CARE EQUIPMENT -- 4.2%
$    299,248    DJO Finance LLC, Term Loan B ...........................    4.75%        09/15/17    $     301,774
     500,000    Hologic, Inc., Retired, Term Loan B ....................    4.50%        08/01/19          501,340
      50,000    Ikaria Acquisition Inc., Term Loan B, First Lien .......    7.25%        07/03/18           50,094
     249,375    Kinetic Concepts Inc., Dollar Term Loan D1 .............    4.50%        05/04/18          251,038
     250,000    Onex Carestream Finance L.P., Term Loan, First Lien ....    5.00%        06/07/19          251,095
                                                                                                     -------------
                                                                                                         1,355,341
                                                                                                     -------------

                HEALTH CARE FACILITIES -- 2.7%
     227,870    Select Medical Corp., Term Loan B ......................    4.00%        06/01/18          228,725
     383,750    Surgical Care Affiliates LLC, Class C Incremental Term
                   Loan ................................................    4.25%        06/29/18          384,349
     249,375    United Surgical Partners International, Inc., Term
                   Loan B ..............................................    4.75%        04/03/19          250,727
                                                                                                     -------------
                                                                                                           863,801
                                                                                                     -------------

                HEALTH CARE SERVICES -- 3.0%
     299,248    Air Medical Group Holdings, Inc., Term Loan B1 .........    6.50%        06/29/18          303,363
     249,375    Apria Healthcare Group, Initial Term Loan ..............    6.75%        04/05/20          250,545
     150,000    CHG Buyer Corp., Term Loan, First Lien .................    5.00%        11/19/19          151,032
     249,364    Envision Healthcare Corp., Initial Term Loan ...........    4.00%        05/25/18          250,164
                                                                                                     -------------
                                                                                                           955,104
                                                                                                     -------------

                HEALTH CARE SUPPLIES -- 0.9%
     290,879    ConvaTec, Inc., Dollar Term Loan .......................    5.00%        12/22/16          291,880
                                                                                                     -------------

                HEALTH CARE TECHNOLOGY -- 1.6%
     249,364    TriZetto Group, (The), Inc, Term Loan ..................    4.75%        05/02/18          245,623
     249,375    Truven Health Analytics, Inc., Term Loan B .............    4.50%        05/31/19          250,310
                                                                                                     -------------
                                                                                                           495,933
                                                                                                     -------------

                HOMEFURNISHING RETAIL -- 1.6%
     498,747    Serta Simmons Holdings LLC, Term Loan ..................    5.00%        10/01/19          502,019
                                                                                                     -------------

                HOTELS, RESORTS & CRUISE LINES -- 0.3%
     100,000    Four Seasons Holdings, Inc., Term Loan, First Lien .....    4.25%        06/29/20          101,125
                                                                                                     -------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES -- 0.5%
     166,667    Genpact International, Inc., Domestic Term Loan B1 .....    3.50%        08/30/19          167,605
                                                                                                     -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
     150,000    Calpine Construction Finance Company L.P., Term Loan B1     3.00%        05/04/20          148,751
                                                                                                     -------------


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                INDUSTRIAL CONGLOMERATES -- 0.3%
$     90,000    Gardner Denver Inc., Initial Dollar Term Loan ..........    4.25%        07/30/20    $      90,225
                                                                                                     -------------

                INSURANCE BROKERS -- 0.8%
     246,775    Confie Seguros Holding II Co., Term Loan B, First Lien .    6.50%        11/09/18          246,775
                                                                                                     -------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.7%
     249,277    Avaya, Inc., Extended Term Loan B3 .....................    4.77%        10/26/17          218,429
                                                                                                     -------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.8%
     250,000    Quintiles Transnational Corp., Term Loan B2 ............    4.50%        06/08/18          251,625
                                                                                                     -------------

                MANAGED HEALTH CARE -- 0.2%
      75,000    MultiPlan, Inc., Term Loan B1 ..........................    4.00%        08/26/17           75,589
                                                                                                     -------------

                METAL & GLASS CONTAINERS -- 1.6%
     500,000    Pact Group (USA), Inc., Term Loan ......................    3.75%        05/29/20          500,000
                                                                                                     -------------

                MOVIES & ENTERTAINMENT -- 1.3%
     250,000    Alpha Topco Limited - Delta 2 (Lux) S.a.r.l, New
                   Facility B (USD) ....................................    4.50%        04/30/19          252,345
      50,000    Lions Gate Entertainment Corp., Term Loan, Second Lien .    5.00%        07/19/20           50,500
     100,000    TWCC Holding Corp., Term Loan, Second Lien .............    7.00%        06/26/20          102,250
                                                                                                     -------------
                                                                                                           405,095
                                                                                                     -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.7%
      65,000    Guggenheim Partners Investment Management Holdings
                   LLC, Initial Term Loan ..............................    4.25%        07/22/20           65,704
     249,375    MoneyGram International, Inc., Term Loan ...............    4.25%        03/27/20          250,829
     300,000    National Financial Partners Corp., Term Loan B .........    5.25%        07/01/20          300,624
     249,375    TransFirst Holdings, Inc., Term Loan B1 ................    4.75%        12/27/17          249,874
                                                                                                     -------------
                                                                                                           867,031
                                                                                                     -------------

                PACKAGED FOODS & MEATS -- 5.0%
      30,508    Bellisio Foods Inc., Delayed Draw Term Loan (c) ........    4.25%(d)     08/01/19           30,508
      59,661    Bellisio Foods Inc., Delayed Draw Term Loan ............    5.25%        08/01/19           59,661
     109,831    Bellisio Foods Inc., US Term Loan ......................    5.25%        08/01/19          109,831
     498,747    Blue Buffalo Company Ltd. (The), Term Loan B2 ..........    4.75%        08/08/19          502,901
     299,244    Candy Intermediate Holdings Inc., Initial Term Loan .... 7.50%-8.50%     06/18/18          298,496
     250,000    GFA Brands, Inc., Term Loan ............................    5.00%        07/09/20          248,908
     350,000    New HB Acquisition LLC, Term Loan B ....................    6.75%        04/09/20          359,845
                                                                                                     -------------
                                                                                                         1,610,150
                                                                                                     -------------

                PAPER PACKAGING -- 0.8%
     249,372    Reynolds Group Holdings, Inc., Incremental U.S. Term
                   Loan ................................................    4.75%        09/28/18          251,900
                                                                                                     -------------


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                PHARMACEUTICALS -- 2.4%
$    249,373    Par Pharmaceutical Companies, Inc., Term Loan B1 .......    4.25%        09/30/19    $     250,620
     500,000    Valeant Pharmaceuticals International, Inc., Term
                   Loan B ..............................................    4.50%        06/25/20          506,485
                                                                                                     -------------
                                                                                                           757,105
                                                                                                     -------------

                PROPERTY & CASUALTY INSURANCE -- 2.0%
     398,997    Cunningham Lindsey U.S., Inc., Initial Term Loan, First
                   Lien ................................................    5.00%        12/10/19          399,995
     142,857    Sedgwick Claims Management Services Inc., Term Loan B ..    4.25%        06/12/18          143,333
     125,000    Sedgwick Claims Management Services, Inc., Term Loan B,
                   Second Lien .........................................    8.00%        12/12/18          126,875
                                                                                                     -------------
                                                                                                           670,203
                                                                                                     -------------

                RESEARCH & CONSULTING SERVICES -- 1.0%
     300,000    Acosta, Inc., Term Loan D ..............................    5.00%        03/01/18          302,625
      26,000    Advantage Sales & Marketing, Inc., 2013 Term Loan,
                   Second Lien .........................................    8.25%        06/18/18           26,585
                                                                                                     -------------
                                                                                                           329,210
                                                                                                     -------------

                RESTAURANTS -- 0.8%
     243,209    Focus Brands, Inc., Refinancing Term Loan ..............    4.25%        02/21/18          243,741
                                                                                                     -------------

                SEMICONDUCTORS -- 1.2%
     399,000    Freescale Semiconductor, Inc., Term Loan B4 ............    5.00%        03/02/20          402,866
                                                                                                     -------------

                SPECIALIZED CONSUMER SERVICES -- 1.1%
     249,373    Asurion LLC, Incremental Term Loan B1 ..................    4.50%        05/24/19          248,937
     100,000    Asurion LLC, Incremental Term Loan B2 ..................    3.50%        07/08/20           97,833
                                                                                                     -------------
                                                                                                           346,770
                                                                                                     -------------

                SPECIALIZED FINANCE -- 1.7%
      42,857    Alix Partners LLP, 2013 Recapitalization Term Loan B2,
                   First Lien ..........................................    5.00%        07/10/20           43,357
     241,819    Duff & Phelps Corp., Term Loan .........................    4.50%        04/23/20          243,632
     246,795    Fly Funding II S.a.r.l, Term Loan ......................    4.50%        08/08/18          249,675
                                                                                                     -------------
                                                                                                           536,664
                                                                                                     -------------

                SPECIALTY CHEMICALS -- 2.7%
     299,242    Ascend Performance Materials Operations LLC, Term
                   Loan B ..............................................    6.75%        04/10/18          300,365
     282,453    AZ Chem U.S., Inc., Term Loan ..........................    5.25%        12/22/17          285,512
     299,250    U.S. Coatings Acquisition, Inc., Initial Term Loan B ...    4.75%        02/03/20          302,201
                                                                                                     -------------
                                                                                                           888,078
                                                                                                     -------------


                 See Notes to Quarterly Portfolio of Investments          Page 5

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                              STATED
    VALUE                             DESCRIPTION                          RATE (a)   MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ----------  -------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                STEEL -- 1.2%
$    398,995    FMG Resources (August 2006) Pty Ltd., Term Loan ........    5.25%        10/18/17    $     401,864
                                                                                                     -------------

                SYSTEMS SOFTWARE -- 1.4%
     200,000    Blue Coat Systems, Inc., Term Loan .....................    4.50%        05/31/19          200,084
     250,000    Websense, Inc., Term Loan, First Lien ..................    4.50%        06/01/20          249,375
                                                                                                     -------------
                                                                                                           449,459
                                                                                                     -------------

                TIRES & RUBBER -- 1.6%
     500,000    Goodyear Tire & Rubber Co., Term Loan, Second Lien .....    4.75%        04/30/19          503,495
                                                                                                     -------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
     398,992    Syniverse Holdings, Inc., Term Loan ....................    5.00%        04/23/19          400,656
                                                                                                     -------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS.........................................      25,497,263
                (Cost $25,658,291)                                                                   -------------

  PRINCIPAL                                                                STATED        STATED
    VALUE                             DESCRIPTION                          COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ---------  --------------  -------------

CORPORATE BONDS -- 6.3%
                AEROSPACE & DEFENSE -- 0.8%
     250,000    Gencorp, Inc. (e).......................................    7.13%        03/15/21          265,000
                                                                                                     -------------

                COAL & CONSUMABLE FUELS -- 0.8%
     250,000    Arch Coal, Inc. ........................................    8.75%        08/01/16          249,375
                                                                                                     -------------

                CONSUMER FINANCE -- 0.9%
     300,000    Nationstar Mortgage LLC / Nationstar Capital Corp. .....    6.50%        07/01/21          300,750
                                                                                                     -------------

                HEALTH CARE EQUIPMENT -- 1.3%
      83,000    Alere, Inc. (e).........................................    6.50%        06/15/20           85,179
     300,000    Kinetic Concepts, Inc. / KCI USA, Inc. .................   10.50%        11/01/18          331,500
                                                                                                     -------------
                                                                                                           416,679
                                                                                                     -------------

                HEALTH CARE FACILITIES -- 0.8%
     250,000    Vantage Oncology LLC (e)................................    9.50%        06/15/17          250,625
                                                                                                     -------------

                RESTAURANTS -- 0.9%
     300,000    Seminole Hard Rock Entertainment, Inc. (e)..............    5.88%        05/15/21          299,062
                                                                                                     -------------

                SPECIALTY CHEMICALS -- 0.8%
     250,000    Hexion U.S. Finance Corp. (e)...........................    6.63%        04/15/20          256,875
                                                                                                     -------------

                TOTAL CORPORATE BONDS.............................................................       2,038,366
                (Cost $2,089,518)                                                                    -------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)

  PRINCIPAL                                                                STATED        STATED
    VALUE                             DESCRIPTION                          COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ---------  --------------  -------------

FOREIGN CORPORATE BOND -- 0.5%
                DIVERSIFIED CHEMICALS -- 0.5%
$    166,000    Ineos Group Holdings S.A. (e)...........................   6.13%         08/15/18    $     162,265
                                                                                                     -------------

                TOTAL FOREIGN CORPORATE BOND......................................................         162,265
                (Cost $166,000)                                                                      -------------

                TOTAL INVESTMENTS -- 86.2%.........................................................     27,697,894
                (Cost $27,913,809) (f)
                NET OTHER ASSETS AND LIABILITIES -- 13.8%..........................................      4,434,649
                                                                                                     -------------
                NET ASSETS -- 100.0%...............................................................  $  32,132,543
                                                                                                     =============


---------------------------------------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2013. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.
(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c) Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Quarterly Portfolio of Investments).
(d)   Represents commitment fee rate on unfunded loan commitment.
(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $1,319,006 or 4.1% of net assets.
(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,438 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $283,353.


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST SENIOR LOAN FUND - FTSL
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2013 (UNAUDITED)

------------------------------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                              LEVEL 2          LEVEL 3
                                               TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                            07/31/2013        PRICES          INPUTS            INPUTS
                                           --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests*       $ 25,497,263       $     --      $ 25,497,263       $     --
Corporate Bonds*                              2,038,366             --         2,038,366             --
Foreign Corporate Bonds*                        162,265             --           162,265             --
                                           --------------   ------------   --------------   --------------
Total Investments                          $ 27,697,894       $     --      $ 27,697,894       $     --
                                           ==============   ============   ==============   ==============


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.


Page 8           See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND - FTSL
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker FTSL on the NASDAQ(R) Stock Market, LLC ("NASDAQ").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. The Fund's securities will be valued as follows:

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1) benchmark yields;
      2) reported trades;
      3) broker/dealer quotes;
      4) issuer spreads;
      5) benchmark securities;
      6) bids and offers; and
      7) reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one


(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND - FTSL
                           JULY 31, 2013 (UNAUDITED)


      securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the borrower/issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3) the type, size and cost of a security;
      4) the financial statements of the borrower/issuer;
      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
      8) the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;
     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12) borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14) other relevant factors.


Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o  Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                      FIRST TRUST SENIOR LOAN FUND - FTSL
                           JULY 31, 2013 (UNAUDITED)


            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investment.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments as of July 31, 2013.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $927,008 as of July 31, 2013.

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS -- 73.8%
                AEROSPACE & DEFENSE -- 1.3%
$    400,000    Gencorp, Inc. (a) (b)...................................    7.13%      03/15/21    $    424,000
     100,000    Kratos Defense & Security Solutions, Inc. (b)...........   10.00%      06/01/17         108,500
                                                                                                   ------------
                                                                                                        532,500
                                                                                                   ------------

                AIRLINES -- 0.7%
     310,000    United Continental Holdings, Inc. ......................    6.38%      06/01/18         314,650
                                                                                                   ------------

                ALTERNATIVE CARRIERS -- 0.9%
     400,000    DigitalGlobe, Inc. (a)..................................    5.25%      02/01/21         380,000
                                                                                                   ------------

                ALUMINUM -- 1.0%
     400,000    Aleris International, Inc. (b)..........................    7.63%      02/15/18         422,500
                                                                                                   ------------

                APPLICATION SOFTWARE -- 1.9%
     250,000    Audatex North America, Inc. (a).........................    6.00%      06/15/21         255,625
     150,000    Epicor Software Corp. ..................................    8.63%      05/01/19         159,750
     350,000    Infor US, Inc. (b)......................................    9.38%      04/01/19         392,875
                                                                                                   ------------
                                                                                                        808,250
                                                                                                   ------------

                AUTO PARTS & EQUIPMENT -- 1.8%
     425,000    American Axle & Manufacturing, Inc. (b).................    7.75%      11/15/19         483,437
     250,000    Dana Holding Corp. .....................................    5.38%      09/15/21         251,875
      30,000    Tower Automotive Holdings USA LLC / TA Holdings
                   Finance, Inc. (a)....................................   10.63%      09/01/17          31,763
                                                                                                   ------------
                                                                                                        767,075
                                                                                                   ------------

                AUTOMOBILE MANUFACTURERS -- 1.3%
     500,000    Chrysler Group LLC / CG Co-Issuer, Inc. (b).............    8.25%      06/15/21         558,750
                                                                                                   ------------

                AUTOMOTIVE RETAIL -- 0.2%
     100,000    Sonic Automotive, Inc. .................................    5.00%      05/15/23          97,000
                                                                                                   ------------

                BROADCASTING -- 1.8%
     495,000    Sinclair Television Group, Inc. ........................    5.38%      04/01/21         486,338
     300,000    Univision Communications, Inc. (a)......................    5.13%      05/15/23         295,500
                                                                                                   ------------
                                                                                                        781,838
                                                                                                   ------------

                BUILDING PRODUCTS -- 1.6%
     125,000    American Builders & Contractors Supply Co., Inc. (a)....    5.63%      04/15/21         125,000
     300,000    BC Mountain LLC / BC Mountain Finance, Inc. (a) (b).....    7.00%      02/01/21         312,750
     250,000    Unifrax I LLC / Unifrax Holding Co. (a) (b).............    7.50%      02/15/19         255,000
                                                                                                   ------------
                                                                                                        692,750
                                                                                                   ------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS (CONTINUED)
                CABLE & SATELLITE -- 1.6%
$    200,000    CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)...    5.25%      03/15/21    $    193,000
     500,000    Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................    5.13%      12/15/21         482,500
                                                                                                   ------------
                                                                                                        675,500
                                                                                                   ------------

                CASINOS & GAMING -- 5.2%
     250,000    CityCenter Holdings LLC / CityCenter Finance Corp. (c) .   10.75%      01/15/17         271,250
     500,000    MGM Resorts International (b)...........................    7.75%      03/15/22         556,250
     400,000    Pinnacle Entertainment, Inc. (b)........................    7.50%      04/15/21         429,000
     125,000    PNK Finance Corp. (a)...................................    6.38%      08/01/21         126,172
     400,000    ROC Finance LLC / ROC Finance 1 Corp. (a)...............   12.13%      09/01/18         458,000
     385,000    Station Casinos LLC (b).................................    7.50%      03/01/21         402,325
                                                                                                   ------------
                                                                                                      2,242,997
                                                                                                   ------------

                COAL & CONSUMABLE FUELS -- 0.9%
     400,000    Arch Coal, Inc. (b).....................................    8.75%      08/01/16         399,000
                                                                                                   ------------

                COMMERCIAL PRINTING -- 0.7%
     325,000    Cenveo Corp. (b)........................................    8.88%      02/01/18         319,313
                                                                                                   ------------

                COMMODITY CHEMICALS -- 0.9%
     400,000    Tronox Finance LLC (a) (b)..............................    6.38%      08/15/20         385,000
                                                                                                   ------------

                CONSUMER FINANCE -- 3.2%
     125,000    Nationstar Mortgage LLC / Nationstar Capital Corp. .....    6.50%      08/01/18         126,875
     500,000    Nationstar Mortgage LLC / Nationstar Capital Corp. (b)..    6.50%      07/01/21         501,250
     150,000    Nationstar Mortgage LLC / Nationstar Capital Corp. .....    6.50%      06/01/22         149,625
     600,000    Provident Funding Associates LP / PFG Finance Corp. (a).    6.75%      06/15/21         610,500
                                                                                                   ------------
                                                                                                      1,388,250
                                                                                                   ------------

                DISTILLERS & VINTNERS -- 0.1%
      50,000    Constellation Brands, Inc. .............................    3.75%      05/01/21          46,875
                                                                                                   ------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.9%
     325,000    iStar Financial, Inc. (b)...............................    9.00%      06/01/17         368,875
                                                                                                   ------------

                FOOD DISTRIBUTORS -- 0.5%
     188,000    KeHE Distributors LLC / KeHE Finance Corp. (a)..........    7.63%      08/15/21         191,407
                                                                                                   ------------

                HEALTH CARE EQUIPMENT -- 3.1%
      84,000    Alere, Inc. (a) (b).....................................    6.50%      06/15/20          86,205
     300,000    Alere, Inc. (b).........................................    8.63%      10/01/18         327,000
     350,000    DJO Finance LLC / DJO Finance Corp. (b).................    7.75%      04/15/18         349,125


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS (CONTINUED)
                HEALTH CARE EQUIPMENT  (CONTINUED)
$    500,000    Kinetic Concepts, Inc. / KCI USA, Inc. .................   10.50%      11/01/18    $    552,500
                                                                                                   ------------
                                                                                                      1,314,830
                                                                                                   ------------

                HEALTH CARE FACILITIES -- 5.6%
     425,000    CHS/Community Health Systems, Inc. (b)..................    8.00%      11/15/19         451,031
     200,000    HCA Holdings, Inc. (b)..................................    6.25%      02/15/21         208,000
     250,000    HCA Holdings, Inc. .....................................    7.75%      05/15/21         272,500
     300,000    HealthSouth Corp. (b)...................................    7.75%      09/15/22         325,500
     350,000    Surgical Care Affiliates, Inc. (a)......................   10.00%      07/15/17         363,125
     500,000    Vanguard Health Holding Co. II LLC / Vanguard Holding
                   Co. II, Inc. ........................................    7.75%      02/01/19         539,375
     250,000    Vantage Oncology LLC / Vantage Oncology Finance
                   Co. (a)..............................................    9.50%      06/15/17         250,625
                                                                                                   ------------
                                                                                                      2,410,156
                                                                                                   ------------

                HEALTH CARE TECHNOLOGY -- 0.8%
     305,000    MedAssets, Inc. ........................................    8.00%      11/15/18         328,637
                                                                                                   ------------

                HOMEFURNISHING RETAIL -- 1.1%
     450,000    Tempur Sealy International, Inc. (a) (b)................    6.88%      12/15/20         479,250
                                                                                                   ------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 4.3%
     125,000    AES Corp. (b)...........................................    4.88%      05/15/23         119,062
     300,000    Calpine Corp. (a) (b)...................................    7.88%      01/15/23         327,000
     500,000    Calpine Corp. (a).......................................    7.50%      02/15/21         537,500
     250,000    GenOn Energy, Inc. (b)..................................    9.50%      10/15/18         287,500
     500,000    NRG Energy, Inc. .......................................    7.88%      05/15/21         552,500
                                                                                                   ------------
                                                                                                      1,823,562
                                                                                                   ------------

                INDUSTRIAL CONGLOMERATES -- 0.3%
     125,000    Renaissance Acquisition Corp. (a).......................    6.88%      08/15/21         124,688
                                                                                                   ------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.8%
     350,000    Avaya, Inc. (a) (b).....................................    7.00%      04/01/19         324,625
     400,000    Windstream Corp. (b)....................................    7.75%      10/15/20         428,000
                                                                                                   ------------
                                                                                                        752,625
                                                                                                   ------------

                IT CONSULTING & OTHER SERVICES -- 1.0%
     400,000    West Corp. (b)..........................................    7.88%      01/15/19         430,500
                                                                                                   ------------

                LEISURE FACILITIES -- 1.8%
     500,000    Cedar Fair LP / Canada's Wonderland Co. / Magnum
                   Management Corp. (a) (b).............................    5.25%      03/15/21         490,625


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS (CONTINUED)
                LEISURE FACILITIES (CONTINUED)
$    300,000    Six Flags Entertainment Corp. (a).......................    5.25%      01/15/21    $    294,000
                                                                                                   ------------
                                                                                                        784,625
                                                                                                   ------------

                LEISURE PRODUCTS -- 0.8%
     300,000    Live Nation Entertainment, Inc. (a) (b).................    7.00%      09/01/20         319,500
                                                                                                   ------------

                LIFE SCIENCES TOOLS & SERVICES -- 2.0%
     350,000    Immucor, Inc. (b).......................................   11.13%      08/15/19         386,750
     450,000    InVentiv Health, Inc. (a) (b)...........................    9.00%      01/15/18         466,875
                                                                                                   ------------
                                                                                                        853,625
                                                                                                   ------------

                MANAGED HEALTH CARE -- 0.5%
     100,000    Health Net, Inc. (b)....................................    6.38%      06/01/17         105,000
     100,000    MPH Intermediate Holding Co. 2 (a) (d)..................    8.38%      08/01/18         102,500
                                                                                                   ------------
                                                                                                        207,500
                                                                                                   ------------

                MOVIES & ENTERTAINMENT -- 0.4%
     125,000    Cinemark USA, Inc. (a) (b)..............................    4.88%      06/01/23         118,750
      50,000    NAI Entertainment Holdings / NAI Entertainment Holdings
                   Finance Corp. (a)....................................    5.00%      08/01/18          50,688
                                                                                                   ------------
                                                                                                        169,438
                                                                                                   ------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.6%
     250,000    Atlas Pipeline Partners LP / Atlas Pipeline Finance
                   Corp. (a)............................................    6.63%      10/01/20         256,250
     250,000    Holly Energy Partners LP / Holly Energy Finance Corp. ..    6.50%      03/01/20         262,500
     175,000    Tesoro Logistics LP / Tesoro Logistics Finance Corp.
                   (a)..................................................    6.13%      10/15/21         176,531
                                                                                                   ------------
                                                                                                        695,281
                                                                                                   ------------

                PACKAGED FOODS & MEATS -- 3.2%
     125,000    B&G Foods, Inc. ........................................    4.63%      06/01/21         121,094
     500,000    Del Monte Corp. ........................................    7.63%      02/15/19         525,000
     250,000    Pinnacle Foods Finance LLC / Pinnacle Foods Finance
                   Corp. (a)............................................    4.88%      05/01/21         235,625
     450,000    Wells Enterprises, Inc. (a) (b).........................    6.75%      02/01/20         470,250
                                                                                                   ------------
                                                                                                      1,351,969
                                                                                                   ------------

                PAPER PACKAGING -- 1.2%
     500,000    Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
                   / Reynolds Group Issuer Lu ..........................    5.75%      10/15/20         510,000
                                                                                                   ------------

                PHARMACEUTICALS -- 3.0%
     250,000    Endo Health Solutions, Inc. ............................    7.00%      07/15/19         262,500


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS (CONTINUED)
                PHARMACEUTICALS (CONTINUED)
$    400,000    Endo Health Solutions, Inc. (b).........................    7.25%      01/15/22    $    419,000
     575,000    Valeant Pharmaceuticals International (a) (b)...........    6.75%      08/15/21         598,000
                                                                                                   ------------
                                                                                                      1,279,500
                                                                                                   ------------

                RAILROADS -- 0.6%
     255,000    Watco Cos. LLC / Watco Finance Corp. (a)................    6.38%      04/01/23         255,638
                                                                                                   ------------

                REAL ESTATE OPERATING COMPANIES -- 1.0%
     400,000    ClubCorp Club Operations, Inc. (b)......................   10.00%      12/01/18         446,000
                                                                                                   ------------

                RESTAURANTS -- 0.7%
     300,000    Seminole Hard Rock Entertainment, Inc. / Seminole Hard
                   Rock International LLC (a)...........................    5.88%      05/15/21         299,062
                                                                                                   ------------

                SEMICONDUCTORS -- 0.3%
     125,000    MagnaChip Semiconductor Corp. (a).......................    6.63%      07/15/21         125,000
                                                                                                   ------------

                SPECIALIZED CONSUMER SERVICES -- 0.6%
     250,000    ARAMARK Corp. (a) (b)...................................    5.75%      03/15/20         261,250
                                                                                                   ------------

                SPECIALTY CHEMICALS -- 3.1%
     500,000    Chemtura Corp. .........................................    5.75%      07/15/21         500,000
     300,000    Hexion US Finance Corp. ................................    6.63%      04/15/20         308,250
     400,000    Hexion US Finance Corp. (a) (b).........................    6.63%      04/15/20         411,000
     100,000    OMNOVA Solutions, Inc. .................................    7.88%      11/01/18         106,000
                                                                                                   ------------
                                                                                                      1,325,250
                                                                                                   ------------

                TIRES & RUBBER -- 1.2%
     250,000    Goodyear Tire & Rubber (The) Co. (b)....................    8.25%      08/15/20         280,000
     200,000    Goodyear Tire & Rubber (The) Co. (b)....................    6.50%      03/01/21         210,250
                                                                                                   ------------
                                                                                                        490,250
                                                                                                   ------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.9%
     350,000    United Rentals North America, Inc. (b)..................    7.63%      04/15/22         392,000
                                                                                                   ------------

                TRUCKING -- 0.3%
     125,000    Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a) (b).........................................    5.50%      04/01/23         123,750
                                                                                                   ------------

                WIRELESS TELECOMMUNICATION SERVICES -- 6.1%
     325,000    Cincinnati Bell, Inc. (b)...............................    8.38%      10/15/20         345,312
     325,000    Frontier Communications Corp. (b).......................    8.75%      04/15/22         359,938
     500,000    MetroPCS Wireless, Inc. (a).............................    6.63%      04/01/23         511,875
     500,000    Sprint Communications, Inc. ............................    7.00%      08/15/20         529,375


                  See Notes to Quarterly Portfolio of Investments         Page 5

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

CORPORATE BONDS (CONTINUED)
                WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$    800,000    Syniverse Holdings, Inc. ...............................    9.13%      01/15/19    $    868,000
                                                                                                   ------------
                                                                                                      2,614,500
                                                                                                   ------------
                TOTAL CORPORATE BONDS..........................................................      31,540,916
                (Cost $31,600,792)                                                                 ------------

FOREIGN CORPORATE BONDS -- 7.9%
                ALTERNATIVE CARRIERS -- 0.9%
     125,000    Intelsat Luxembourg SA (a)..............................    6.75%      06/01/18         131,250
     225,000    Intelsat Luxembourg SA (a)..............................    7.75%      06/01/21         237,656
                                                                                                   ------------
                                                                                                        368,906
                                                                                                   ------------

                AUTOMOBILE MANUFACTURERS -- 0.8%
     350,000    Jaguar Land Rover Automotive PLC (a) (b)................    5.63%      02/01/23         344,750
                                                                                                   ------------

                CABLE & SATELLITE -- 0.1%
      50,000    Cogeco Cable, Inc. (a)..................................    4.88%      05/01/20          49,500
                                                                                                   ------------

                COMMODITY CHEMICALS -- 0.3%
     125,000    NOVA Chemicals Corp. (a)................................    5.25%      08/01/23         125,391
                                                                                                   ------------

                DIVERSIFIED CHEMICALS -- 1.0%
     250,000    Ineos Finance PLC (a)...................................    8.38%      02/15/19         275,312
     167,000    Ineos Group Holdings SA (a).............................    6.13%      08/15/18         163,242
                                                                                                   ------------
                                                                                                        438,554
                                                                                                   ------------

                HEALTH CARE SUPPLIES -- 1.0%
     400,000    ConvaTec Healthcare E SA (a) (b)........................   10.50%      12/15/18         452,000
                                                                                                   ------------

                METAL & GLASS CONTAINERS -- 1.1%
     500,000    Ardagh Packaging Finance PLC / Ardagh MP Holdings USA,
                   Inc. (a) (b).........................................    7.00%      11/15/20         493,750
                                                                                                   ------------

                OIL & GAS STORAGE & TRANSPORTATION -- 1.2%
     500,000    Gibson Energy, Inc. (a).................................    6.75%      07/15/21         510,000
                                                                                                   ------------

                PAPER PACKAGING -- 0.9%
     350,000    Cascades, Inc. (b)......................................    7.75%      12/15/17         368,375
                                                                                                   ------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
     250,000    Softbank Corp. (a)......................................    4.50%      04/15/20         241,938
                                                                                                   ------------

                TOTAL FOREIGN CORPORATE BONDS..................................................       3,393,164
                (Cost $3,430,565)                                                                  ------------


Page 6           See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                             STATED
    VALUE                             DESCRIPTION                         RATE (e)   MATURITY (f)      VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

SENIOR FLOATING-RATE LOAN INTERESTS -- 17.2%
                AEROSPACE & DEFENSE -- 0.3%
$    147,959    Beechcraft Holdings, LLC, Senior Secured Term Loan .....    5.75%      02/14/20    $    149,069
                                                                                                   ------------


                APPLICATION SOFTWARE -- 0.7%
      99,750    Flexera Software, LLC, Term Loan .......................    5.00%      03/13/19         100,124
     100,000    Infor (US), Inc., Term Loan B3 .........................    3.75%      06/03/20          99,417
     100,000    Triple Point Group Holdings Inc., Term Loan, First
                   Lien ................................................    5.25%      07/10/20          98,000
                                                                                                   ------------
                                                                                                        297,541
                                                                                                   ------------

                AUTOMOBILE MANUFACTURERS -- 0.5%
     198,985    Chrysler Group LLC, Senior Secured Term Loan B..........    4.25%      05/24/17         201,968
                                                                                                   ------------

                BROADCASTING -- 1.2%
     500,000    Media General, Inc., Delayed Draw Term Loan B (g).......    0.00%(h)   07/31/20         500,000
                                                                                                   ------------

                CASINOS & GAMING -- 2.8%
     399,194    Caesars Entertainment Operating Co., Term Loan B6.......    5.44%      01/28/18         353,487
     197,531    ROC Finance LLC, Funded Term Loan B.....................    5.00%      06/20/19         198,519
     550,000    Scientific Games International, Inc., Term Loan B ......    4.25%      05/22/20         548,284
      81,481    Twin River Management Group, Inc., Term Loan ...........    5.25%      11/10/18          82,113
                                                                                                   ------------
                                                                                                      1,182,403
                                                                                                   ------------

                COMMUNICATIONS EQUIPMENT -- 0.9%
     374,060    Alcatel-Lucent USA, Inc., U.S. Term Loan ...............    7.25%      01/30/19         381,728
                                                                                                   ------------

                CONSTRUCTION & ENGINEERING -- 0.2%
     100,000    USIC Holdings, Inc., Term Loan, First Lien .............    4.75%      07/10/20         100,500
                                                                                                   ------------

                CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.6%
     231,229    Navistar, Inc., Term Loan ..............................    5.75%      08/17/17         235,467
                                                                                                   ------------

                CONSUMER FINANCE -- 1.4%
     594,937    Walter Investment Management Corp., Term Loan B.........    5.75%      11/28/17         598,506
                                                                                                   ------------

                DIVERSIFIED CHEMICALS -- 0.4%
     170,893    Ineos U.S. Finance LLC, Dollar Term Loan ...............    4.00%      05/04/18         170,466
                                                                                                   ------------

                ELECTRIC UTILITIES -- 0.2%
     100,000    Texas Competitive Electric Holdings Co., LLC,
                   Non-Extended Term Loan ..............................  3.69-3.78%   10/10/14          70,950
                                                                                                   ------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.6%
     242,129    EnergySolutions, LLC, Term Loan ........................    6.75%      08/15/16         244,247
                                                                                                   ------------

                HEALTH CARE EQUIPMENT -- 0.2%
     100,000    Ikaria Acquisition, Inc., Term Loan B, First Lien.......    7.25%      07/03/18         100,188
                                                                                                   ------------


                 See Notes to Quarterly Portfolio of Investments          Page 7

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                             STATED
    VALUE                             DESCRIPTION                         RATE (e)   MATURITY (f)      VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                HEALTH CARE SERVICES -- 0.2%
$     99,750    Apria Healthcare Group, Inc., Initial Term Loan ........    6.75%     04/05/20     $    100,218
                                                                                                   ------------

                HEALTH CARE TECHNOLOGY -- 0.5%
     198,999    Truven Health Analytics, Inc., New Term Loan B..........    4.50%     05/31/19          199,745
                                                                                                   ------------

                INDUSTRIAL CONGLOMERATES -- 0.4%
     150,000    Gardner Denver Inc., Initial Dollar Term Loan ..........    4.25%     07/30/20          150,375
                                                                                                   ------------

                INSURANCE BROKERS -- 0.2%
     100,000    Cooper Gay Swett & Crawford Ltd., Term Loan, Second
                   Lien ................................................    8.25%     10/16/20          101,250
                                                                                                   ------------

                MANAGED HEALTH CARE -- 0.1%
      50,000    MultiPlan, Inc., Term Loan B1...........................    4.00%     08/26/17           50,393
                                                                                                   ------------

                MOVIES & ENTERTAINMENT -- 0.3%
     125,000    Lions Gate Entertainment Corp., Term Loan, Second Lien .    5.00%     07/19/20          126,250
                                                                                                   ------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.2%
     100,000    Guggenheim Partners Investment Management Holdings
                   LLC, Initial Term Loan ..............................    4.25%     07/22/20          101,083
                                                                                                   ------------

                PACKAGED FOODS & MEATS -- 2.3%
      38,136    Bellisio Foods Inc., Delayed Draw Term Loan (g) ........    4.25%(h)  08/01/19           38,136
      74,576    Bellisio Foods Inc., Delayed Draw Term Loan ............    5.25%     08/01/19           74,576
     137,288    Bellisio Foods Inc., U.S. Term Loan ....................    5.25%     08/01/19          137,288
     535,714    GFA Brands Inc., Term Loan .............................    5.00%     07/09/20          533,373
     200,000    New HB Acquisition LLC, Term Loan B.....................    6.75%     04/09/20          205,626
                                                                                                   ------------
                                                                                                        988,999
                                                                                                   ------------

                PHARMACEUTICALS -- 1.2%
     500,000    Valeant Pharmaceuticals International, Inc., Series E
                   Term Loan B..........................................    4.50%     08/05/20          506,485
                                                                                                   ------------

                PUBLISHING -- 0.2%
      99,750    McGraw-Hill Global Education Holdings, LLC, Term Loan
                   B, First Lien........................................    9.00%     03/22/19          100,218
                                                                                                   ------------

                RETAIL REIT'S (REAL ESTATE INVESTMENT TRUSTS) -- 0.2%
     100,000    Capital Automotive L.P., Term Loan, Second Lien ........    6.00%     04/30/20          102,875
                                                                                                   ------------

                SEMICONDUCTORS -- 0.3%
     120,000    MMI International Ltd., Term Loan ......................    7.25%     11/20/18          117,000
                                                                                                   ------------


Page 8           See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


  PRINCIPAL                                                                             STATED
    VALUE                             DESCRIPTION                         RATE (e)   MATURITY (f)      VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)
                STEEL -- 0.5%
$    198,997    FMG Resources (August 2006) Pty Ltd., Term Loan ........    5.25%      10/18/17    $    200,428
                                                                                                   ------------

                TRUCKING -- 0.3%
     149,625    Sirva Worldwide, Inc., Term Loan .......................    7.50%      03/27/19         148,877
                                                                                                   ------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     125,000    LTS Buyer LLC, Initial Term Loan, Second Lien ..........    8.00%      04/12/21         125,781
                                                                                                   ------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................       7,353,010
                (Cost $7,327,714)                                                                  ------------

                TOTAL INVESTMENTS -- 98.9%.....................................................      42,287,090
                (Cost $42,359,071) (i)                                                             ------------


  PRINCIPAL                                                                STATED       STATED
    VALUE                             DESCRIPTION                          COUPON      MATURITY       VALUE
--------------  --------------------------------------------------------  --------   ------------  -------------

U.S. GOVERNMENT BONDS SOLD SHORT -- (21.9%)
  (1,900,000)   United States Treasury Note ............................    1.00%        05/31/18    (1,869,794)
  (6,000,000)   United States Treasury Note ............................    1.38%        07/31/18    (5,995,782)
  (1,600,000)   United States Treasury Note ............................    1.75%        05/15/23    (1,484,125)
                                                                                                   ------------
                TOTAL U.S. GOVERNMENT BOND SOLD SHORT............................................    (9,349,701)
                (Proceeds $9,369,653)                                                              ------------

                NET OTHER ASSETS AND LIABILITIES -- 23.0%........................................     9,833,650
                                                                                                   ------------
                NET ASSETS -- 100.0%.............................................................  $ 42,771,039
                                                                                                   ============


                 See Notes to Quarterly Portfolio of Investments          Page 9

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


---------------------------------------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("the Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2013, securities noted as such amounted to $15,611,193 or 36.5% of net assets.
(b) This security or a portion of this security is segregated as collateral for investments sold short.
(c) These notes are Second Lien Exchange Notes ("Exchange Notes") whereby interest will be payable in cash, or, until January 15, 2016, the Issuers may, at their option, elect to pay interest on the Exchange Notes (1) entirely in cash, (2) entirely in Payment-in-Kind Interest ("PIK Interest") or (3) 50% in cash and 50% in PIK Interest. Interest paid in cash will accrue at the rate of 10.750% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Exchange Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.
(d) These notes are Senior Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the Issuer may, at its option, elect to pay interest on the Notes
      (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 8.375% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points.
(e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at July 31, 2013. When a range of rates is disclosed, the fund holds more than one contract within the same tranche at varying rates.
(f) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g) Delayed Draw Loan (See Note 2D - Unfunded Loan Commitments in the Notes to Quarterly Portfolio of Investments).
(h)   Represents commitment fee rate on Unfunded Loan Commitment.
(i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $321,810 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $393,791.



Page 10          See Notes to Quarterly Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
(FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2013 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                  ASSETS TABLE
                                                                              LEVEL 2          LEVEL 3
                                              TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                            07/31/2013        PRICES          INPUTS            INPUTS
                                          ---------------   ------------   --------------   ---------------
Corporate Bonds* .......................   $ 31,540,916       $    --       $ 31,540,916      $       --
Foreign Corporate Bonds* ...............      3,393,164            --          3,393,164              --
Senior Floating-Rate Loan Interests* ...      7,353,010            --          7,353,010              --
                                          ---------------   ------------   --------------   ---------------
Total Investments.......................  $  42,287,090       $    --       $ 42,287,090      $       --
                                          ===============   ============   ==============   ===============


                                                LIABILITIES TABLE
                                                                              LEVEL 2          LEVEL 3
                                              TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE       UNOBSERVABLE
                                            07/31/2013        PRICES          INPUTS            INPUTS
                                          ---------------   ------------   --------------   ---------------
U.S. Government Bonds Sold Short........  $  (9,349,701)      $    --       $ (9,349,701)     $       --
                                          ===============   ============   ==============   ===============


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at July 31, 2013.



                 See Notes to Quarterly Portfolio of Investments         Page 11

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
           (FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
                           JULY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION


First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of three funds. This report covers the First Trust Tactical High Yield ETF (formerly known as First Trust High Yield Long/Short
ETF) (the "Fund"), which trades under the ticker HYLS on the NASDAQ(R) Stock Market, LLC ("NASDAQ"). Effective September 4, 2013, the Fund's name changed to its current name.

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid and any borrowings of the Fund), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. The Fund's securities will be valued as follows:

      Corporate bonds, notes, U.S. Government Securities, Mortgage-backed Securities ("MBS"), Asset-backed Securities ("ABS") and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1) benchmark yields;
      2) reported trades;
      3) broker/dealer quotes;
      4) issuer spreads;
      5) benchmark securities;
      6) bids and offers; and
      7) reference data including market research publications.

      A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      The Senior Floating-Rate Loan Interests ("Senior Loans")(1) held in the Fund are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially



(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
           (FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
                           JULY 31, 2013 (UNAUDITED)



      since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)  the type, size and cost of a security;
      4)  the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;
      8)  the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
     12)  borrower's/issuer's competitive position within the industry;
     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and
     14)  other relevant factors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

                   FIRST TRUST TACTICAL HIGH YIELD ETF - HYLS
           (FORMERLY KNOWN AS FIRST TRUST HIGH YIELD LONG/SHORT ETF)
                           JULY 31, 2013 (UNAUDITED)


      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
           o  Quoted prices for similar investments in active markets.
           o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2013, is included with the Fund's Portfolio of Investment.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When a short sale is engaged in, the security sold short must be borrowed and delivered to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded draw loan commitments of $538,136 as of July 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  September 18, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  September 18, 2013
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  September 18, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.